Vessels in Operation, less Accumulated Depreciation (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Schedule of Vessels in Operation, Less Accumulated Depreciation

	December 31, 2013	December 31, 2012
Cost	$1,014,473	$1,014,367
Accumulated Depreciation	(196,598)	(158,205)
Drydock expenditure – in progress	—	232

Net book value	$817,875	$856,394

Schedule of Variations in Net Book Value of Vessels Including Drydocking

Variations in net book value of vessels including drydocking, are presented below:

	December 31, 2013	December 31, 2012
Opening balance	$856,394	$890,249
Additions in the period	1,866	6,444
Depreciation expense	(40,385)	(40,299)

Closing balance	$817,875	$856,394